RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
24.	RELATED PARTY TRANSACTIONS

(a)	Details of outstanding balances with the Group's related parties as of December 31, 2016 and 2017 were as follows:

Amount due from related parties:

		As of December 31,
Name of related parties	Relationship	2016	2017

Mr. Qing Xu (1)	Shareholder of the Company	$835	$968
Mrs. Guo Rong (2)	Vice president of the Company	-	14
Mrs. Li Hong (2)	Vice president of the Company	-	5
Wealthy Environment Limited (2)	Shareholder of the Company	-	22
Global Earning Pacific Ltd. (2)	Shareholder of the Company	-	37
AirMedia Holding Ltd. (2)	Entity controlled by Mr. Guo	-	540
AirMedia Merger Company Ltd. (2)	Entity controlled by Mr. Guo	-	665

		$835	$2,251

(1)
The amounts due from Mr. Qing Xu represents interest free advances to the related party for personal purpose, which violated Sarbanes-Oxley Act section 402 due to the lack of internal control in term of related party borrowings, however, all the balance has been collected in May 2018, there was no gain or loss upon settlement.

(2)	The amounts represent interest free advances to the related parties in a short term basis for operation purpose.

(b)	Details of related party transactions occurred, for the years ended December 31, 2015, 2016 and 2017 were as follows

Revenues earned from:

		For the years ended December 31
Name of related parties	Relationship	2015	2016	2017

AM Jinshi (1)	Wholly-owned subsidiary of AM Advertising	278	-	-
AM Advertising (1)	Long term investment	2	-	-

		$280	$-	$-

Concession cost purchased from:

		For the years ended December 31
Name of related parties	Relationship	2015	2016	2017

AM Jinshi (1)	Wholly-owned subsidiary of AM Advertising	2	-	-
AM Advertising (1)	Long term investment	142	-	-

		$144	$-	$-

(1)
Entities in continuing operations sold some concession in certain airports to discontinued operation. Also continuing operations purchased some concession in certain airports from discontinued operation after the disposal.